Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

July 9, 2018

Barclays Capital Inc. (the “Company”)

745 7th Avenue

New York, NY 10019

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Barclays Bank PLC, Barclays Commercial Mortgage Securities LLC, Morgan Stanley & Co. LLC, and Morgan Stanley Mortgage Capital Holdings LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to Commercial Mortgage Pass-Through Certificates, Series 2018-CBM (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by a 30 properties, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to August 9, 2018.
•	The excel file provided to us by the Company titled BBCMS 2018-CBM Accounting Tape and Annex A-1_07.09.2018 v5.xlsx, which includes certain attributes related to the mortgage loan as of the Cut-off Date shall be herein referred to as the “Final Data File”:
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

•	The phrase “Calculation”, as used hereinafter, refers to a computation using the Specified Attributes included in the Final Data File.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Barclays Underwriting Schedule” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.
•	The phrase “Cash Management Agreement” refers to the signed cash management agreement, and/or any riders thereof.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.
•	The phrase “Interest Rate Cap Agreement” refers to the signed agreement indicating the interest rate cap data for the transaction.
•	The phrase “Engineering Report” refers to a signed property condition assessment document.

•	The phrase “Environmental Report” refers to a signed phase I environmental report.
•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.

•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Mezzanine A Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “Mezzanine B Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Property Management Agreement” refers to the signed management agreement, assignment of management agreement, and/or any riders thereof.

•	The phrase “Seismic Report” refers to a signed seismic report.
•	The phrase “Title Policy” refers to the signed title policy.

From May 23, 2018 through July 9, 2018, the Company provided us with the Source Documents related to the Underlying Collateral for which we compared the Specified Attributes set forth in the Final Data File to the corresponding Source Documents and found them to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding sources. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

July 9, 2018

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM

Exhibits

A)	Loan File Review Procedures

B)	Specified Attributes Provided by the Company

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
1	Originator/ Seller	Loan Agreement	The Lender, as stated in the Loan Agreement.	None
2	% of Initial Pooled Balance	Calculation	Computation in which the respective loan’s Mortgage Loan Cut-off Balance ($) was divided by the aggregate Mortgage Loan Cut-off Balance.	None
3	Property Name	Appraisal	The property name, as stated in the Appraisal Report.	None
4	Street Address	Appraisal	The address, as stated in the Appraisal Report.	None
5	City	Appraisal	The city, as stated in the Appraisal Report.	None
6	State	Appraisal	The state, as stated in the Appraisal Report.	None
7	Zip Code	Appraisal	The zip code, as stated in the Appraisal Report.	None
8	Number of Properties	Loan Agreement	1, if the property is located on a single parcel. Otherwise, the count of non-contiguous parcels collateralizing the mortgage loan, as stated in the Loan Agreement.	None
9	Property Type	Appraisal	The property type, as stated in the Appraisal Report.	None
10	Property Subtype	Appraisal	The property subtype, as stated in the Appraisal Report.	None
11	Year Built	Appraisal	The year built, as stated in the Appraisal Report.	None
12	Year Renovated	Capital Expenditures Schedule; Appraisal; Engineering Report	The year renovated, as stated in the Capital Expenditures Schedule; Appraisal Report or Engineering Report.	None
13	Keys	Appraisal	Number of keys, as stated in the Appraisal Report.	None
14	Flag	Management Agreement	Hotel chain affiliation, as stated in the Management Agreement.	None
15	Mortgage Loan Original Balance ($)	Loan Agreement	The original principal balance, for interest only mortgage loans, as stated in the Loan Agreement.	None
16	Mortgage Loan Cut-off Balance ($)	Loan Agreement	The original principal balance, for interest only mortgage loans, as stated in the Loan Agreement.	None
17	Mortgage Loan Cut-off Balance ($) Per Key	Calculation	Computation in which the respective loan’s Mortgage Loan Cut-off Balance ($) was divided by the corresponding number of Keys.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
18	Mortgage Loan Maturity Balance ($)	Loan Agreement	The original principal balance, for interest only mortgage loans, as stated in the Loan Agreement.	None
19	Mezzanine A Debt Original Balance ($)	Mezzanine A Loan Agreement	The original Mezzanine A principal balance, for interest only mezzanine loans.	None
20	Mezzanine A Debt Cut-off Balance ($)	Mezzanine A Loan Agreement	The original Mezzanine A principal balance, for interest only mezzanine loans.	None
21	Mezzanine A Debt Maturity Balance ($)	Mezzanine A Loan Agreement	The original Mezzanine A principal balance, for interest only mezzanine loans.	None
22	Mezzanine B Debt Original Balance ($)	Mezzanine B Loan Agreement	The original Mezzanine B principal balance, for interest only mezzanine loans.	None
23	Mezzanine B Debt Cut-off Balance ($)	Mezzanine B Loan Agreement	The original Mezzanine B principal balance, for interest only mezzanine loans.	None
24	Mezzanine B Debt Maturity Balance ($)	Mezzanine B Loan Agreement	The original Mezzanine B principal balance, for interest only mezzanine loans.	None
25	Total Debt Original Balance ($)	Calculation	Computation in which the Mortgage Loan Original Balance ($), Mezzanine A Debt Original Balance ($), and the Mezzanine B Debt Original Balance ($) were summed.	None
26	Total Debt Cut-off Balance ($)	Calculation	Computation in which the Mortgage Loan Cut-off Balance ($), Mezzanine A Debt Cut-off Balance ($), and the Mezzanine B Debt Cut-off Balance ($) were summed.	None
27	Total Debt Maturity Balance ($)	Calculation	Computation in which the Mortgage Loan Maturity Balance ($), Mezzanine A Debt Maturity Balance ($), and the Mezzanine B Debt Maturity Balance ($) were summed.	None
28	Total Debt Cut-off Balance Per Key ($)	Calculation	Computation in which the respective loan's Total Debt Cut-off Balance ($) was divided by the corresponding number of Keys.	None
29	Mortgage Loan Margin %	Loan Agreement	The respective loan's spread, as stated in the Loan Agreement.	None
30	Mezzanine A Debt Margin %	Mezzanine A Loan Agreement	The respective loan's spread, as stated in the Mezzanine A Loan Agreement.	None
31	Mezzanine B Debt Margin %	Mezzanine B Loan Agreement	The respective loan's spread, as stated in the Mezzanine B Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
32	Total Debt Margin %	Calculation	Computation in which the respective loan's Mortgage Loan Margin %m Mezzanine A Debt Margin %, and Mezzanine B Debt Margin % were multiplied by the respective loan's Mortgage Loan Cut-off Date Balance ($), Mezzanine A Debt Cut-off Balance ($), and Mezzanine B Debt Cut-off Balance ($), respectively. The resulting values were summed and then divided by the Total Debt Cut-off Balance ($).	None
33	LIBOR Floor %	Loan Agreement	LIBOR floor, as stated in the Loan Agreement.	None
34	LIBOR Cap Strike Price %	Interest Rate Cap Agreement	The cap rate, as stated in the Interest Rate Cap Agreement.	None
35	LIBOR Cap Strike Price % (after Extension)	Loan Agreement	The LIBOR cap strike price % after extension, as stated in the Loan Agreement.	None
36	Interest Rate Cap Provider	Interest Rate Cap Agreement	The cap seller, as stated in the Interest Rate Cap Agreement.	None
37	Mortgage Loan Rate %	Calculation	Computation in which the Mortgage Loan Margin % and Assumed LIBOR were summed.	None
38	Mortgage Loan Admin. Fee %	Fee Schedule	The respective loan's administrative fee, as stated in the Fee Schedule.	None
39	Net Mortgage Loan Rate %	Calculation	Computation in which the Mortgage Loan Admin. Fee % was deducted from the Mortgage Loan Rate %.	None
40	Mezzanine A Rate %	Calculation	Computation in which the Mezzanine A Debt Margin % is added to the Assumed LIBOR.	None
41	Mezzanine B Rate %	Calculation	Computation in which the Mezzanine B Debt Margin % is added to the Assumed LIBOR.	None
42	Total Debt Rate %	Calculation	Computation in which the respective loan's Mortgage Loan Rate % and Net Mezzanine Rate % were multiplied by the respective loan's Mortgage Loan Cut-off Date Balance ($), Mezzanine A Debt Cut-off Balance ($), and Mezzanine B Debt Cut-off Balance ($), respectively. The resulting values were summed and then divided by the Total Debt Cut-off Balance ($).	None
43	Accrual Type	Loan Agreement	The interest calculation method, as stated in the Loan Agreement.	None
44	Amortization Type	Loan Agreement	Amortizing, when the interest only term is equal to zero; or Interest Only, when the interest only term is equal to the loan term; or Interest Only, Then Amortizing, when the interest only term is greater than zero and less than original loan term.	None
45	Note Date	Loan Agreement	The date as stated on the front page of the Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
46	First Payment Date	Loan Agreement	The first monthly payment, as stated in the Loan Agreement.	None
47	Initial Original Term	Calculation	Computation in which the number of monthly payments occurring between the respective loan’s First Payment Date and the corresponding Initial Maturity Date were counted.	None
48	Initial Remaining Term	Calculation	Computation in which the respective loan’s Seasoning was deducted from the corresponding Initial Original Term.	None
49	Initial Maturity Date	Loan Agreement	The initial maturity date, as stated in the Loan Agreement.	None
50	Seasoning	Calculation	Computation in which the number of monthly payments occurring between the respective loan’s First Payment Date, through and including, the Cut-off Date were counted.	None
51	Extension Options	Loan Agreement	Extension options, as stated in the Loan Agreement.	None
52	Extension Spread Increase Description	Loan Agreement	Spread increase associated with each extension option, as stated in the Loan Agreement.	None
53	Extension Test Description	Loan Agreement	The extension test description, as stated in the Loan Agreement.	None
54	First Extension Fee	Loan Agreement	The fee associated with the first extension option. 0% if no fee is required.	None
55	Second Extension Fee	Loan Agreement	The fee associated with the second extension option. 0% if no fee is required.	None
56	Third Extension Fee	Loan Agreement	The fee associated with the third extension option. 0% if no fee is required.	None
57	Fourth Extension Fee	Loan Agreement	The fee associated with the fourth extension option. 0% if no fee is required.	None
58	Fifth Extension Fee	Loan Agreement	The fee associated with the fifth extension option. 0% if no fee is required.	None
59	Fully Extended Original Term	Calculation	Computation in which the number of monthly payments occurring between the respective loan’s First Payment Date and the corresponding Fully Extended Maturity Date were counted.	None
60	Fully Extended Remaining Term	Calculation	Computation in which the respective loan’s Seasoning was deducted from the corresponding Fully Extended Original Term.	None
61	Fully Extended Maturity Date	Loan Agreement	Extended maturity date assuming all Extension Options are exercised, as stated in the Loan Agreement.	None
62	Payment Due Date	Loan Agreement	The payment date, as stated in the Loan Agreement.	None
63	Grace Period (Late Payment)	Loan Agreement	The number of grace period days prior to triggering a late fee, as stated in the Loan Agreement. 0, if there is no grace period.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
64	Grace Period (Default)	Loan Agreement	The number of grace period days prior to triggering a default, as stated in the Loan Agreement. 0, if there is no grace period.	None
65	Interest Accrual Start	Loan Agreement	Day of the month on which interest begins to accrue for the next payment, as stated in the Loan Agreement.	None
66	Interest Accrual End	Loan Agreement	Day of the month on which interest stops accruing for the next payment, as stated in the Loan Agreement.	None
67	LIBOR Rounding Methodology	Loan Agreement	LIBOR rounding methodology, as stated in the Loan Agreement.	None
68	LIBOR Lookback Days	Loan Agreement	The LIBOR determination date, as state din the Loan Agreement.	None
69	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Calculation	Computation in which the loan’s Mortgage Loan Annual Debt Service ($) at Loan Rate was divided by 12.	None
70	Mortgage Loan Annual Debt Service ($) at Loan Rate	Calculation	Computation in which the respective loan's Mortgage Loan Rate % was multiplied by the Mortgage Loan Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 Accrual Type).	None
71	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Calculation	Computation in which the loan’s Mortgage Loan Annual Debt Service ($) at Cap Rate was divided by 12.	None
72	Mortgage Loan Annual Debt Service ($) at Cap Rate	Calculation	Computation in which the respective loan's Mortgage Loan Margin % and LIBOR Cap Strike Price % were summed and then multiplied by the Mortgage Loan Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 Accrual Type).	None
73	Mezzanine A Debt Monthly Debt Service ($) at Loan Rate	Calculation	Computation in which the loan’s Mezzanine A Debt Annual Debt Service ($) at Loan Rate was divided by 12.	None
74	Mezzanine A Debt Annual Debt Service ($) at Loan Rate	Calculation	Computation in which the respective loan's Mezzanine A Rate % was multiplied by the Mezzanine A Debt Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 Accrual Type).	None
75	Mezzanine A Debt Monthly Debt Service ($) at Cap Rate	Calculation	Computation in which the loan’s Mezzanine A Debt Annual Debt Service ($) at Cap Rate was divided by 12.	None
76	Mezzanine A Debt Annual Debt Service ($) at Cap Rate	Calculation	Computation in which the respective loan's Mezzanine A Margin % and LIBOR Cap Strike Price % were summed and then multiplied by the Mezzanine A Debt Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 Accrual Type).	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
77	Mezzanine B Debt Monthly Debt Service ($) at Loan Rate	Calculation	Computation in which the loan’s Mezzanine B Debt Annual Debt Service ($) at Loan Rate was divided by 12.	None
78	Mezzanine B Debt Annual Debt Service ($) at Loan Rate	Calculation	Computation in which the respective loan's Mezzanine B Rate % was multiplied by the Mezzanine B Debt Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
79	Mezzanine B Debt Monthly Debt Service ($) at Cap Rate	Calculation	Computation in which the loan’s Mezzanine B Debt Annual Debt Service ($) at Cap Rate was divided by 12.	None
80	Mezzanine B Debt Annual Debt Service ($) at Cap Rate	Calculation	Computation in which the respective loan's Mezzanine B Margin % and LIBOR Cap Strike Price % were summed and then multiplied by the Mezzanine B Debt Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 Accrual Type).	None
81	Total Debt Monthly Debt Service ($) at Loan Rate	Calculation	Computation in which the Total Debt Annual Debt Service ($) at Loan Rate was divided by 12.	None
82	Total Debt Annual Debt Service ($) at Loan Rate	Calculation	Computation in which the Mortgage Loan Annual Debt Service ($) at Loan Rate and Mezzanine Debt Annual Debt Service ($) at Loan Rate were summed.	None
83	Total Debt Monthly Debt Service ($) at Cap Rate	Calculation	Computation in which the Total Debt Annual Debt Service ($) at Cap Rate was divided by 12.	None
84	Total Debt Annual Debt Service ($) at Cap Rate	Calculation	Computation in which the Mortgage Loan Annual Debt Service ($) at Cap Rate and Mezzanine Debt Annual Debt Service ($) were summed.	None
85	Prepayment Provision (Payments)	Calculation	Computation in which the number of monthly payments during the spread maintenance period and open period, as stated in the Loan Agreement, were counted.	None
86	Release Provisions (Y/N)	Loan Agreement	Yes, if a partial release is permitted and no, if a partial release is not permitted, as stated in the Loan Agreement.	None
87	Partial Collateral Release Description	Loan Agreement	Description of release parcel, as stated in the Loan Agreement.	None
88	Portfolio Appraised Value ($)	Appraisal	The sum of all the respective Property Appraised Values ($).	None
89	Property Appraised Value ($)	Appraisal	The appraisal value, as stated in the each Appraisal.	None
90	Property Appraised Value ($) Per Key	Calculation	Computation in which the As-Is Appraised Value ($) was divided by the corresponding number of Keys.	None
91	As-Is Appraisal Date	Appraisal	The as-is valuation date, as stated in each Appraisal.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
92	Portfolio Stabilized Appraised Value ($)	Appraisal	The sum of all the respective Property Stabilized Appraised Values ($).	None
93	Property Stabilized Appraised Value ($)	Appraisal	The total stabilizaed appraised value, as stated in each Appraisal.	None
94	Property Stabilized Appraised Value ($) Per Key	Calculation	Computation in which the Property Stabilized Appraised Value ($) was divided by the corresponding number of Keys.	None
95	Stabilized Appraisal Date	Appraisal	As-Stabilized valuation date, as stated in the Appraisal.	None
96	Environmental Report Date	Environmental Report	Report date, as stated in the Environmental Report.	None
97	Engineering Report Date	Engineering Report	Report date, as stated in the Engineering Report.	None
98	Portfolio Mortgage Loan Cutoff Date LTV %	Calculation	Computation in which the Mortgage Loan Cut-off Balance ($) was divided by the Portfolio Appraised Value ($).	None
99	Portfolio Mortgage Loan Maturity Date LTV %	Calculation	Computation in which the Mortgage Loan Maturity Balance ($) was divided by the Portfolio Appraised Value ($).	None
100	Portfolio Total Debt Cutoff Date LTV %	Calculation	Computation in which the Total Debt Cut-off Date Balance ($) was divided by the Portfolio Appraised Value ($).	None
101	Portfolio Total Debt Maturity Date LTV %	Calculation	Computation in which the Total Debt Maturity Balance ($) was divided by the Portfolio Appraised Value ($).	None
102	Property Mortgage Loan Cutoff Date LTV %	Calculation	Computation in which the Mortgage Loan Cut-off Balance ($) was divided by the Property Appraised Value ($).	None
103	Property Mortgage Loan Maturity Date LTV %	Calculation	Computation in which the Mortgage Loan Maturity Balance ($) was divided by the Property Appraised Value ($).	None
104	Property Total Debt Cutoff Date LTV %	Calculation	Computation in which the Total Debt Cut-off Date Balance ($) was divided by the Property Appraised Value ($).	None
105	Property Total Debt Maturity Date LTV %	Calculation	Computation in which the Total Debt Maturity Balance ($) was divided by the Property Appraised Value ($).	None
106	2011 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2011, as stated in the Barclays Underwriting Schedule.	None
107	2011 ADR ($)	Barclays Underwriting Schedule	The annualized ADR for 2011, as stated in the Barclays Underwriting Schedule.	None
108	2011 RevPAR ($)	Barclays Underwriting Schedule	The annualized RevPAR for 2011, as stated in the Barclays Underwriting Schedule.	None
109	2011 Available Rooms	Barclays Underwriting Schedule	The total available Rooms for 2011, as stated in the Barclays Underwriting Schedule.	None
110	2011 Occupied Rooms	Barclays Underwriting Schedule	The total occupied Rooms for 2011, as stated in the Barclays Underwriting Schedule.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
111	2011 STR Comp. Set Occupancy	Barclays Underwriting Schedule	The annualized STR Comp. Set occupancy for 2011, as stated in the Barclays Underwriting Schedule.	None
112	2011 STR Comp. Set ADR ($)	Barclays Underwriting Schedule	The annualized STR Comp. Set ADR for 2011, as stated in the Barclays Underwriting Schedule.	None
113	2011 STR Comp. Set RevPAR ($)	Barclays Underwriting Schedule	The annualized STR Comp. Set RevPAR for 2011, as stated in the Barclays Underwriting Schedule.	None
114	2011 Occupancy Penetration	Calculation	Computation in which the 2011 Occupancy was divided by the 2011 STR Comp. Set Occupancy.	None
115	2011 ADR Penetration	Calculation	Computation in which the 2011 ADR ($) was divided by the 2011 STR Comp. Set ADR ($).	None
116	2011 RevPAR Penetration	Calculation	Computation in which the 2011 RevPAR ($) was divided by the 2011 STR Comp. Set RevPAR ($).	None
117	2011 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2011, as stated in the Barclays Underwriting Schedule.	$1.00
118	2011 Total Expenses ($)	Calculation	Computation in which the 2011 NOI ($) was deducted from the 2011 Revenues ($).	$1.00
119	2011 NOI ($)	Calculation	Computation in which the 2011 NCF ($) was added to the 2011 Reserve, as stated in the Barclays Underwriting Schedule.	$1.00
120	2011 NCF ($)	Barclays Underwriting Schedule	The NCF for 2011, as stated in the Barclays Underwriting Schedule.	$1.00
121	2012 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2012, as stated in the Barclays Underwriting Schedule.	None
122	2012 ADR ($)	Barclays Underwriting Schedule	The annualized ADR for 2012, as stated in the Barclays Underwriting Schedule.	None
123	2012 RevPAR ($)	Barclays Underwriting Schedule	The annualized RevPAR for 2012, as stated in the Barclays Underwriting Schedule.	None
124	2012 Available Rooms	Barclays Underwriting Schedule	The total available Rooms for 2012, as stated in the Barclays Underwriting Schedule.	None
125	2012 Occupied Rooms	Barclays Underwriting Schedule	The total occupied Rooms for 2012, as stated in the Barclays Underwriting Schedule.	None
126	2012 STR Comp. Set Occupancy	Barclays Underwriting Schedule	The annualized STR Comp. Set occupancy for 2012, as stated in the Barclays Underwriting Schedule.	None
127	2012 STR Comp. Set ADR ($)	Barclays Underwriting Schedule	The annualized STR Comp. Set ADR for 2012, as stated in the Barclays Underwriting Schedule.	None
128	2012 STR Comp. Set RevPAR ($)	Barclays Underwriting Schedule	The annualized STR Comp. Set RevPAR for 2012, as stated in the Barclays Underwriting Schedule.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
129	2012 Occupancy Penetration	Calculation	Computation in which the 2012 Occupancy was divided by the 2012 STR Comp. Set Occupancy.	None
130	2012 ADR Penetration	Calculation	Computation in which the 2012 ADR ($) was divided by the 2012 STR Comp. Set ADR ($).	None
131	2012 RevPAR Penetration	Calculation	Computation in which the 2012 RevPAR ($) was divided by the 2012 STR Comp. Set RevPAR ($).	None
132	2012 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2012, as stated in the Barclays Underwriting Schedule.	$1.00
133	2012 Total Expenses ($)	Calculation	Computation in which the 2012 NOI ($) was deducted from the 2012 Revenues ($).	$1.00
134	2012 NOI ($)	Calculation	Computation in which the 2012 NCF ($) was added to the 2012 Reserve, as stated in the Barclays Underwriting Schedule.	$1.00
135	2012 NCF ($)	Barclays Underwriting Schedule	The NCF for 2012, as stated in the Barclays Underwriting Schedule.	$1.00
136	2013 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2013, as stated in the Barclays Underwriting Schedule.	None
137	2013 ADR ($)	Barclays Underwriting Schedule	The annualized ADR for 2013, as stated in the Barclays Underwriting Schedule.	None
138	2013 RevPAR ($)	Barclays Underwriting Schedule	The annualized RevPAR for 2013, as stated in the Barclays Underwriting Schedule.	None
139	2013 Available Rooms	Barclays Underwriting Schedule	The total available Rooms for 2013, as stated in the Barclays Underwriting Schedule.	None
140	2013 Occupied Rooms	Barclays Underwriting Schedule	The total occupied Rooms for 2013, as stated in the Barclays Underwriting Schedule.	None
141	2013 STR Comp. Set Occupancy	Barclays Underwriting Schedule	The annualized STR Comp. Set occupancy for 2013, as stated in the Barclays Underwriting Schedule.	None
142	2013 STR Comp. Set ADR ($)	Barclays Underwriting Schedule	The annualized STR Comp. Set ADR for 2013, as stated in the Barclays Underwriting Schedule.	None
143	2013 STR Comp. Set RevPAR ($)	Barclays Underwriting Schedule	The annualized STR Comp. Set RevPAR for 2013, as stated in the Barclays Underwriting Schedule.	None
144	2013 Occupancy Penetration	Calculation	Computation in which the 2013 Occupancy was divided by the 2013 STR Comp. Set Occupancy.	None
145	2013 ADR Penetration	Calculation	Computation in which the 2013 ADR ($) was divided by the 2013 STR Comp. Set ADR ($).	None
146	2013 RevPAR Penetration	Calculation	Computation in which the 2013 RevPAR ($) was divided by the 2013 STR Comp. Set RevPAR ($).	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
147	2013 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2013, as stated in the Barclays Underwriting Schedule.	$1.00
148	2013 Total Expenses ($)	Calculation	Computation in which the 2013 NOI ($) was deducted from the 2013 Revenues ($).	$1.00
149	2013 NOI ($)	Calculation	Computation in which the 2013 NCF ($) was added to the 2013 Reserve, as stated in the Barclays Underwriting Schedule.	$1.00
150	2013 NCF ($)	Barclays Underwriting Schedule	The NCF for 2013, as stated in the Barclays Underwriting Schedule.	$1.00
151	2014 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2014, as stated in the Barclays Underwriting Schedule.	None
152	2014 ADR ($)	Barclays Underwriting Schedule	The annualized ADR for 2014, as stated in the Barclays Underwriting Schedule.	None
153	2014 RevPAR ($)	Barclays Underwriting Schedule	The annualized RevPAR for 2014, as stated in the Barclays Underwriting Schedule.	None
154	2014 Available Rooms	Barclays Underwriting Schedule	The total available Rooms for 2014, as stated in the Barclays Underwriting Schedule.	None
155	2014 Occupied Rooms	Barclays Underwriting Schedule	The total occupied Rooms for 2014, as stated in the Barclays Underwriting Schedule.	None
156	2014 STR Comp. Set Occupancy	Barclays Underwriting Schedule	The annualized STR Comp. Set occupancy for 2014, as stated in the Barclays Underwriting Schedule.	None
157	2014 STR Comp. Set ADR ($)	Barclays Underwriting Schedule	The annualized STR Comp. Set ADR for 2014, as stated in the Barclays Underwriting Schedule.	None
158	2014 STR Comp. Set RevPAR ($)	Barclays Underwriting Schedule	The annualized STR Comp. Set RevPAR for 2014, as stated in the Barclays Underwriting Schedule.	None
159	2014 Occupancy Penetration	Calculation	Computation in which the 2014 Occupancy was divided by the 2014 STR Comp. Set Occupancy.	None
160	2014 ADR Penetration	Calculation	Computation in which the 2014 ADR ($) was divided by the 2014 STR Comp. Set ADR ($).	None
161	2014 RevPAR Penetration	Calculation	Computation in which the 2014 RevPAR ($) was divided by the 2014 STR Comp. Set RevPAR ($).	None
162	2014 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2014, as stated in the Barclays Underwriting Schedule.	$1.00
163	2014 Total Expenses ($)	Calculation	Computation in which the 2014 NOI ($) was deducted from the 2014 Revenues ($).	$1.00
164	2014 NOI ($)	Calculation	Computation in which the 2014 NCF ($) was added to the 2014 Reserve, as stated in the Barclays Underwriting Schedule.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
165	2014 NCF ($)	Barclays Underwriting Schedule	The NCF for 2014, as stated in the Barclays Underwriting Schedule.	$1.00
166	2015 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2015, as stated in the Barclays Underwriting Schedule.	None
167	2015 ADR ($)	Barclays Underwriting Schedule	The annualized ADR for 2015, as stated in the Barclays Underwriting Schedule.	None
168	2015 RevPAR ($)	Barclays Underwriting Schedule	The annualized RevPAR for 2015, as stated in the Barclays Underwriting Schedule.	None
169	2015 Available Rooms	Barclays Underwriting Schedule	The total available Rooms for 2015, as stated in the Barclays Underwriting Schedule.	None
170	2015 Occupied Rooms	Barclays Underwriting Schedule	The total occupied Rooms for 2015, as stated in the Barclays Underwriting Schedule.	None
171	2015 STR Comp. Set Occupancy	Barclays Underwriting Schedule	The annualized STR Comp. Set occupancy for 2015, as stated in the Barclays Underwriting Schedule.	None
172	2015 STR Comp. Set ADR ($)	Barclays Underwriting Schedule	The annualized STR Comp. Set ADR for 2015, as stated in the Barclays Underwriting Schedule.	None
173	2015 STR Comp. Set RevPAR ($)	Barclays Underwriting Schedule	The annualized STR Comp. Set RevPAR for 2015, as stated in the Barclays Underwriting Schedule.	None
174	2015 Occupancy Penetration	Calculation	Computation in which the 2015 Occupancy was divided by the 2015 STR Comp. Set Occupancy.	None
175	2015 ADR Penetration	Calculation	Computation in which the 2015 ADR ($) was divided by the 2015 STR Comp. Set ADR ($).	None
176	2015 RevPAR Penetration	Calculation	Computation in which the 2015 RevPAR ($) was divided by the 2015 STR Comp. Set RevPAR ($).	None
177	2015 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2015, as stated in the Barclays Underwriting Schedule.	$1.00
178	2015 Total Expenses ($)	Calculation	Computation in which the 2015 NOI ($) was deducted from the 2015 Revenues ($).	$1.00
179	2015 NOI ($)	Calculation	Computation in which the 2015 NCF ($) was added to the 2015 Reserve, as stated in the Barclays Underwriting Schedule.	$1.00
180	2015 NCF ($)	Barclays Underwriting Schedule	The NCF for 2015, as stated in the Barclays Underwriting Schedule.	$1.00
181	2016 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2016, as stated in the Barclays Underwriting Schedule.	None
182	2016 ADR ($)	Barclays Underwriting Schedule	The annualized ADR for 2016, as stated in the Barclays Underwriting Schedule.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	16

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
183	2016 RevPAR ($)	Barclays Underwriting Schedule	The annualized RevPAR for 2016, as stated in the Barclays Underwriting Schedule.	None
184	2016 Available Rooms	Barclays Underwriting Schedule	The total available Rooms for 2016, as stated in the Barclays Underwriting Schedule.	None
185	2016 Occupied Rooms	Barclays Underwriting Schedule	The total occupied Rooms for 2016, as stated in the Barclays Underwriting Schedule.	None
186	2016 STR Comp. Set Occupancy	Barclays Underwriting Schedule	The annualized STR Comp. Set occupancy for 2016, as stated in the Barclays Underwriting Schedule.	None
187	2016 STR Comp. Set ADR ($)	Barclays Underwriting Schedule	The annualized STR Comp. Set ADR for 2016, as stated in the Barclays Underwriting Schedule.	None
188	2016 STR Comp. Set RevPAR ($)	Barclays Underwriting Schedule	The annualized STR Comp. Set RevPAR for 2016, as stated in the Barclays Underwriting Schedule.	None
189	2016 Occupancy Penetration	Calculation	Computation in which the 2016 Occupancy was divided by the 2016 STR Comp. Set Occupancy.	None
190	2016 ADR Penetration	Calculation	Computation in which the 2016 ADR ($) was divided by the 2016 STR Comp. Set ADR ($).	None
191	2016 RevPAR Penetration	Calculation	Computation in which the 2016 RevPAR ($) was divided by the 2016 STR Comp. Set RevPAR ($).	None
192	2016 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2016, as stated in the Barclays Underwriting Schedule.	$1.00
193	2016 Total Expenses ($)	Calculation	Computation in which the 2016 NOI ($) was deducted from the 2016 Revenues ($).	$1.00
194	2016 NOI ($)	Calculation	Computation in which the 2016 NCF ($) was added to the 2016 Reserve, as stated in the Barclays Underwriting Schedule.	$1.00
195	2016 NCF ($)	Barclays Underwriting Schedule	The NCF for 2016, as stated in the Barclays Underwriting Schedule.	$1.00
196	2017 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2017, as stated in the Barclays Underwriting Schedule.	None
197	2017 ADR ($)	Barclays Underwriting Schedule	The annualized ADR for 2017, as stated in the Barclays Underwriting Schedule.	None
198	2017 RevPAR ($)	Barclays Underwriting Schedule	The annualized RevPAR for 2017, as stated in the Barclays Underwriting Schedule.	None
199	2017 Available Rooms	Barclays Underwriting Schedule	The total available Rooms for 2017, as stated in the Barclays Underwriting Schedule.	None
200	2017 Occupied Rooms	Barclays Underwriting Schedule	The total occupied Rooms for 2017, as stated in the Barclays Underwriting Schedule.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
201	2017 STR Comp. Set Occupancy	Barclays Underwriting Schedule	The annualized STR Comp. Set occupancy for 2017, as stated in the Barclays Underwriting Schedule.	None
202	2017 STR Comp. Set ADR ($)	Barclays Underwriting Schedule	The annualized STR Comp. Set ADR for 2017, as stated in the Barclays Underwriting Schedule.	None
203	2017 STR Comp. Set RevPAR ($)	Barclays Underwriting Schedule	The annualized STR Comp. Set RevPAR for 2017, as stated in the Barclays Underwriting Schedule.	None
204	2017 Occupancy Penetration	Calculation	Computation in which the 2017 Occupancy was divided by the 2017 STR Comp. Set Occupancy.	None
205	2017 ADR Penetration	Calculation	Computation in which the 2017 ADR ($) was divided by the 2017 STR Comp. Set ADR ($).	None
206	2017 RevPAR Penetration	Calculation	Computation in which the 2017 RevPAR ($) was divided by the 2017 STR Comp. Set RevPAR ($).	None
207	2017 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2017, as stated in the Barclays Underwriting Schedule.	$1.00
208	2017 Total Expenses ($)	Calculation	Computation in which the 2017 NOI ($) was deducted from the 2017 Revenues ($).	$1.00
209	2017 NOI ($)	Calculation	Computation in which the 2017 NCF ($) was added to the 2017 Reserve, as stated in the Barclays Underwriting Schedule.	$1.00
210	2017 NCF ($)	Barclays Underwriting Schedule	The NCF for 2017, as stated in the Barclays Underwriting Schedule.	$1.00
211	TTM Occupancy	Barclays Underwriting Schedule	The annualized occupancy for the trailing twelve month period ending April 2018, as stated in the Barclays Underwriting Schedule.	None
212	TTM ADR ($)	Barclays Underwriting Schedule	The annualized ADR for the trailing twelve month period ending April 2018, as stated in the Barclays Underwriting Schedule.	None
213	TTM RevPAR ($)	Barclays Underwriting Schedule	The annualized RevPAR for the trailing twelve month period ending April 2018, as stated in the Barclays Underwriting Schedule.	None
214	TTM Available Rooms	Barclays Underwriting Schedule	The total available Rooms for the trailing twelve month period ending April 2018, as stated in the Barclays Underwriting Schedule.	None
215	TTM Occupied Rooms	Barclays Underwriting Schedule	The total occupied Rooms for the trailing twelve month period ending April 2018, as stated in the Barclays Underwriting Schedule.	None
216	TTM Comp. Set Occupancy	Barclays Underwriting Schedule	The annualized STR Comp. Set occupancy for the trailing twelve month period ending April 2018, as stated in the Barclays Underwriting Schedule.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	18

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
217	TTM STR Comp. Set ADR ($)	Barclays Underwriting Schedule	The annualized STR Comp. Set ADR for the trailing twelve month period ending April 2018, as stated in the Barclays Underwriting Schedule.	None
218	TTM STR Comp. Set RevPAR ($)	Barclays Underwriting Schedule	The annualized STR Comp. Set RevPAR for the trailing twelve month period ending April 2018, as stated in the Barclays Underwriting Schedule.	None
219	TTM Occupancy Penetration	Calculation	Computation in which the TTM Occupancy was divided by the TTM Comp. Set Occupancy.	None
220	TTM ADR Penetration	Calculation	Computation in which the TTM ADR ($) was divided by the TTM STR Comp. Set ADR ($).	None
221	TTM RevPAR Penetration	Calculation	Computation in which the TTM RevPAR ($) was divided by the TTM STR Comp. Set RevPAR ($).	None
222	TTM Revenues ($)	Barclays Underwriting Schedule	The total revenues for the trailing twelve month period ending April 2018, as stated in the Barclays Underwriting Schedule.	$1.00
223	TTM Total Expenses ($)	Calculation	Computation in which the TTM NOI ($) was deducted from the TTM Revenues ($).	$1.00
224	TTM NOI ($)	Calculation	Computation in which the TTM NCF ($) was added to the TTM Reserve, as stated in the Barclays Underwriting Schedule.	$1.00
225	TTM NCF ($)	Barclays Underwriting Schedule	The NCF for the trailing twelve month period ending April 2018, as stated in the Barclays Underwriting Schedule.	$1.00
226	TTM As of Date	Barclays Underwriting Schedule	The date of the trailing twelve month period ending April 2018, as stated in the Barclays Underwriting Schedule.	None
227	Mortgage Loan TTM NOI DSCR at Loan Rate	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Loan Rate.	None
228	Mortgage Loan TTM NCF DSCR at Loan Rate	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Loan Rate.	None
229	Mortgage Loan TTM NOI DSCR at Cap Rate	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Cap Rate.	None
230	Mortgage Loan TTM NCF DSCR at Cap Rate	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Cap Rate.	None
231	Mortgage Loan TTM NOI Debt Yield %	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Mortgage Loan Cut-off Balance ($).	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	19

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
232	Mortgage Loan TTM NCF Debt Yield %	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Mortgage Loan Cut-off Balance ($).	None
233	Total Debt TTM NOI DSCR at Loan Rate	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Loan Rate.	None
234	Total Debt TTM NCF DSCR at Loan Rate	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Loan Rate.	None
235	Total Debt TTM NOI DSCR at Cap Rate	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Cap Rate.	None
236	Total Debt TTM NCF DSCR at Cap Rate	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Cap Rate.	None
237	Total Debt TTM NOI Debt Yield %	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Total Debt Cut-off Balance ($).	None
238	Total Debt TTM NCF Debt Yield %	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Total Debt Cut-off Balance ($).	None
239	UW Occupancy	Barclays Underwriting Schedule	The underwritten annualized occupancy, as stated in the Barclays Underwriting Schedule.	None
240	UW ADR ($)	Barclays Underwriting Schedule	The underwritten annualized ADR, as stated in the Barclays Underwriting Schedule.	None
241	UW RevPAR ($)	Barclays Underwriting Schedule	The underwritten annualized RevPAR, as stated in the Barclays Underwriting Schedule.	None
242	UW Available Rooms	Barclays Underwriting Schedule	The underwritten total available Rooms, as stated in the Barclays Underwriting Schedule.	None
243	UW Occupied Rooms	Barclays Underwriting Schedule	The underwritten total available Rooms, as stated in the Barclays Underwriting Schedule.	None
244	UW Revenues ($)	Barclays Underwriting Schedule	The underwritten total revenues, as stated in the Barclays Underwriting Schedule.	$1.00
245	UW Total Expenses ($)	Calculation	Computation in which the UW Total Expenses ($) was deducted from the UW Revenues ($).	$1.00
246	UW NOI ($)	Calculation	Computation in which the UW NCF ($) was added to the UW FF&E ($).	$1.00
247	UW FF&E ($)	Barclays Underwriting Schedule	The underwritten FF&E Reserve, as stated in the Barclays Underwriting Schedule.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	20

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
248	UW NCF ($)	Barclays Underwriting Schedule	The underwritten NCF, as stated in the Barclays Underwriting Schedule.	$1.00
249	Mortgage Loan UW NOI DSCR at Loan Rate	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Loan Rate.	None
250	Mortgage Loan UW NCF DSCR at Loan Rate	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Loan Rate.	None
251	Mortgage Loan UW NOI DSCR at Cap Rate	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Cap Rate.	None
252	Mortgage Loan UW NCF DSCR at Cap Rate	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Cap Rate.	None
253	Mortgage Loan UW NOI Debt Yield %	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Mortgage Loan Cut-off Balance ($).	None
254	Mortgage Loan UW NCF Debt Yield %	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Mortgage Loan Cut-off Balance ($).	None
255	Total Debt UW NOI DSCR at Loan Rate	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Loan Rate.	None
256	Total Debt UW NCF DSCR at Loan Rate	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Loan Rate.	None
257	Total Debt UW NOI DSCR at Cap Rate	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Cap Rate.	None
258	Total Debt UW NCF DSCR at Cap Rate	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Cap Rate.	None
259	Total Debt UW NOI Debt Yield %	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Total Debt Cut-off Balance ($).	None
260	Total Debt UW NCF Debt Yield %	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Total Debt Cut-off Balance ($).	None
261	Title Type	Title Policy	The ownership interest, as stated in the Title Policy.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	21

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
262	PML %	Seismic Report	The PML %, as stated in the Seismic Report.	None
263	Seismic Report Date	Seismic Report	The report date, as stated in the Seismic Report.	None
264	Upfront Capex Reserve ($)	Settlement Statement	Upfront capital expenditure reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
265	Upfront Engin. Reserve ($)	Settlement Statement	Upfront repair reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
266	Upfront FF&E Reserve ($)	Settlement Statement	Upfront FF&E reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
267	Upfront RE Tax Reserve ($)	Settlement Statement	Upfront real estate tax reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
268	Upfront Ins. Reserve ($)	Settlement Statement	Upfront insurance reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
269	Upfront Other Reserve ($)	Settlement Statement	Upfront other reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
270	Upfront Other Reserve Description	Loan Agreement	Description of upfront other reserves, as stated in the Settlement Statement. N/A if none listed.	None
271	Monthly Capex Reserve ($)	Loan Agreement	Monthly required capital expenditure reserves, as stated in the Loan Agreement. $0, if none listed.	$1.00
272	Monthly FF&E Reserve ($)	Loan Agreement	Monthly required FF&E reserves, as stated in the Loan Agreement. $0, if none listed.	$1.00
273	Monthly RE Tax Reserve ($)	Loan Agreement	Monthly required real estate tax reserves, as stated in the Loan Agreement. $0, if none listed.	$1.00
274	Monthly Ins. Reserve ($)	Loan Agreement	Monthly required insurance reserves, as stated in the Loan Agreement. $0, if none listed.	$1.00
275	Monthly Other Reserve ($)	Loan Agreement	Monthly required other reserves, as stated in the Loan Agreement. $0, if none listed.	$1.00
276	Monthly Other Reserve Description	Loan Agreement	Description of monthly other reserves, as stated in the Loan Agreement. N/A if none listed.	None
277	Loan Purpose	Settlement Statement	Loan purpose, as indicated on the Settlement Statement.	None
278	Borrower	Loan Agreement	The Borrower, as stated in the Loan Agreement.	None
279	SPE (Y/N)	Loan Agreement	Yes if the borrower is a Single Purpose Entity, as stated in the Loan Agreement; otherwise No.	None
280	Principal / Carveout Guarantor	Guaranty Agreement	Guarantor, as stated in the Guaranty Agreement.	None
281	Lockbox (Y/N)	Cash Management Agreement	Yes, if there is a lockbox as indicated in the Cash Management Agreement. No, if there is no agreement in place.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	22

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
282	Lockbox Type	Cash Management Agreement	Hard or soft as indicated in the Cash Management Agreement. N/A, if there is no agreement in place.	None
283	Cash Management	Cash Management Agreement	Description of the cash management arrangement, as indicated in the Cash Management Agreement. N/A, if there is no agreement in place.	None
284	Assumption Fee	Loan Agreement	The assumption fee, as stated in the Loan Agreement.	None
285	Future Debt Permitted (Y/N)	Loan Agreement	Yes, if the Loan Agreement has indicated future permitted debt in the Loan Agreement. No, if the Loan Agreement does not indicate future permitted debt	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	23

Commercial Mortgage Pass-Through Certificates, Series 2018-CBM	EXHIBIT B

Specified Attributes Provided by the Company

Below is a list of the Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute
1	Client #
2	FV1 #
3	Loan #
4	Assumed LIBOR
5	Prepayment Provision Comments
6	Loan #

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	24